Income taxes - Schedule of Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred tax assets	$ 0	$ 7	$ 2,986
Deferred tax liabilities:
Deferred tax liabilities	0	(7)	(2,986)
Net deferred taxes assets	0	0	0
Tax loss carryforwards
Deferred tax assets:
Deferred tax assets	0	7	2,986
Other
Deferred tax liabilities:
Deferred tax liabilities	0	(7)	(254)
Intangible asset GlyPharma
Deferred tax liabilities:
Deferred tax liabilities	$ 0	$ 0	$ (2,732)